Corporate Information and Basis of Presentation (Details) $ in Thousands, customer in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2022	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) employee country customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of customers | customer			0.5
Number of employees | employee			6,200
Number of countries with employees in direct subsidiaries (at least) | country			35
Segment Reporting Information [Line Items]
Restructuring, acquisition, integration and other, net			$ 44,768	$ 27,762	$ 151,039
Cash consideration, net of cash acquired			(63,651)	$ 0	$ (239,572)
BLIRT S.A.
Segment Reporting Information [Line Items]
Cash consideration, net of cash acquired		$ (63,700)
Turkey
Segment Reporting Information [Line Items]
Three -year cumulative inflation rate, percent (exceeded)	100.00%
Russia
Segment Reporting Information [Line Items]
Restructuring, acquisition, integration and other, net			$ 4,000